Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Disclosure [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Foreign
Segment Reporting Disclosure [Line Items]
Net Sales					404	365	330
Long-lived assets					$ 18	$ 29